Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Cash and Cash Equivalents

The Company’s cash and cash equivalents consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Cash	$250,672	$869
Cash equivalents:
Money market funds	6,493	10,493

Total cash and cash equivalents	$257,165	$11,362

The Company’s cash and cash equivalents consist of the following (in thousands):

	December 31,
	2019	2020
Cash	$1,361	$869
Cash equivalents:
Money market funds	15,411	10,493
Deposits	76	—

Total cash and cash equivalents	$16,848	$11,362

Schedule of Inventory

Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	March 31, 2021	December 31, 2020
Raw materials	$1,965	$1,376
Work in process	1,283	1,249
Finished goods	2,045	2,192

Total inventory	$5,293	$4,817

Inventory, consisting of material, direct and indirect labor, and manufacturing overhead, consists of the following (in thousands):

	December 31,
	2019	2020
Raw materials	$637	$1,376
Work in process	1,372	1,249
Finished goods	459	2,192

Total inventory	$2,468	$4,817

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Prepaid insurance	$1,920	$206
Prepaid expenses	893	694
Receivable from contract manufacturer	1,241	1,521
Security deposit	43	20

Total prepaid and other current assets	$4,097	$2,441

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2019	2020
Prepaid expenses	$967	$900
Security deposit	—	20
Receivable from contract manufacturer	—	1,521

Total prepaid and other current assets	$967	$2,441

Schedule of Property, Plant and Equipment

Property and equipment consists of the following (in thousands):

	Estimated Useful Life (in years)	March 31, 2021	December 31, 2020
Machinery and equipment	3	$5,519	$5,084
Computer equipment	3	483	456
Automotive and vehicle hardware	5	93	93
Software	3	$104	$104
Furniture and fixtures	7	721	721
Leasehold improvements	Shorter of useful life or lease term	9,265	9,265

		16,185	15,723
Less: Accumulated depreciation		(7,084)	(5,992)

Property and equipment, net		$9,101	$9,731

Property and equipment consists of the following (in thousands):

		December 31,
	Estimated Useful Life (in years)	2019	2020
Machinery and equipment	3	$2,683	$5,084
Computer equipment	3	410	456
Automotive and vehicle hardware	5	93	93
Software	3	104	104
Furniture and fixtures	7	721	721
Leasehold improvements	Shorter of useful life or lease term	8,863	9,265

		12,874	15,723
Less: Accumulated depreciation		(2,341)	(5,992)

Property and equipment, net		$10,533	$9,731

Schedule of Accrued and Other Current Liabilities

Accrued and other current liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Customer deposits	48	71
Accrued compensation	1,802	1,618
Uninvoiced receipts	2,007	1,947
Other	788	485

Total accrued and other current liabilities	$4,645	$4,121

Summary of Accrued and Other Current Liabilities

Accrued and other current liabilities consist of the following (in thousands):

	December 31,
	2019	2020
Customer deposits	1,555	71
Accrued compensation	1,152	1,618
Uninvoiced receipts	2,254	1,947
Other	762	485

Total accrued and other current liabilities	$5,723	$4,121